Contents of Significant Accounts - Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [Abstract]
Cash	25.00%	21.00%
Equity instruments	43.00%	45.00%
Debt instruments	26.00%	27.00%
Others	6.00%	7.00%